Offerings	Mar. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares, par value NIS 0.01 per share ("ordinary shares")
Amount Registered | shares	4,106,824
Proposed Maximum Offering Price per Unit	21.5550
Maximum Aggregate Offering Price	$ 88,522,591.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,552.81
Offering Note	Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $21.555 per share, which represents the average of the high ($22.08) and low ($21.03) prices of the ordinary shares as reported on the Nasdaq Global Select Market on March 21, 2025. Ordinary shares appearing in this row are available for issuance pursuant to potential future grants under the 2025 Plan, including due to the roll-over of ordinary shares from the Kornit Digital Ltd. 2015 Incentive Compensation Plan (the “2015 Plan”) and the Kornit Digital Ltd. 2012 Share Incentive Plan (the “2012 Plan”), upon cancelation of awards under the 2015 Plan and/or 2012 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares
Amount Registered | shares	768,241
Proposed Maximum Offering Price per Unit	21.5550
Maximum Aggregate Offering Price	$ 16,559,434.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,535.25
Offering Note	Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $21.555 per share, which represents the average of the high ($22.08) and low ($21.03) prices of the ordinary shares as reported on the Nasdaq Global Select Market on March 21, 2025. Ordinary shares appearing in this row are issuable upon vesting and settlement of Restricted Shares Units (RSUs) that are outstanding under the 2025 Plan.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional ordinary shares that become issuable under the Kornit Digital Ltd. 2025 Share Incentive Plan (the “2025 Plan”) to prevent dilution resulting from any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding ordinary shares.